Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 9,873,000	$ 1,100,000	$ 1,439,000	$ 12,412,000
Bolanitos Mine
Total	39,000	300,000	86,000	425,000
El Cubo Mine
Total	74,000		28,000	102,000
Exploration Projects
Total	2,364,000		194,000	2,558,000
Guadalupe Project
Total			137,000	137,000
Guanacevi Mine
Total	7,359,000	$ 800,000	71,000	8,230,000
Pitarrilla Project
Total	5,000		124,000	129,000
Terronera Project
Total	$ 32,000		$ 799,000	$ 831,000